Equity Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity in income of equity investments, net of tax	$ 17.6	$ 13.0	$ 10.2
Promocn Y Operacin, SA De CV
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	49.00%
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership	44.56%